Consolidated Balance Sheets (Unaudited) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Current
Cash and cash equivalents	$ 74,508	$ 81,055
Restricted cash - current (note 6)	91,723	82,576
Accounts receivable, including non-trade of $9,802 (2010 - $12,832) (note 11)	11,423	19,362
Prepaid expenses	5,532	5,911
Current portion of derivative assets (note 11)	16,967	16,758
Current portion of net investments in direct financing leases (note 6)	5,857	5,635
Advances to affiliates (note 10c)	3,157	6,133
Total current assets	209,167	217,430
Restricted cash - long-term (note 6)	493,820	489,562
Vessels and equipment (note 8)
At cost, less accumulated depreciation of $223,643 (2010 - $200,708)	1,093,251	1,059,465
Vessels under capital leases, at cost, less accumulated depreciation of $189,134 (2010 - $172,113)	869,543	880,576
Advances on newbuilding contracts (note 12)	40,835	79,535
Total vessels and equipment	2,003,629	2,019,576
Investments in joint ventures	184,229	172,898
Net investments in direct financing leases (note 6)	406,971	410,060
Advances to joint venture partner (note 7)	10,200	10,200
Other assets	21,778	22,967
Derivative assets (note 11)	50,562	45,525
Intangible assets - net	118,981	123,546
Goodwill - liquefied gas segment	35,631	35,631
Total assets	3,534,968	3,547,395
Current
Accounts payable (includes $275 and $567 for 2011 and 2010, respectively, owing to related parties) (note 10c)	5,720	4,355
Accrued liabilities (includes $3,316 and $3,020 for 2011 and 2010, respectively, owing to related parties) (notes 10c and 11)	40,716	38,672
Unearned revenue	13,411	13,944
Current portion of long-term debt (note 8)	289,651	76,408
Current obligations under capital lease	271,940	267,382
Current portion of derivative liabilities (note 11)	47,041	50,603
Advances from joint venture partner	0	59
Advances from affiliates (note 10c)	83,721	133,351
Total current liabilities	752,200	584,774
Long-term debt (note 8)	1,030,026	1,322,707
Long-term obligations under capital lease	471,072	470,752
Long-term unearned revenue	40,636	41,700
Other long-term liabilities (note 6)	66,944	64,777
Derivative liabilities (note 11)	154,394	149,362
Total liabilities	2,515,272	2,634,072
Commitments and contingencies (notes 6, 8, 11 and 12)
Equity
Non-controlling interest	21,191	17,123
Partners' equity	998,505	896,200
Total equity	1,019,696	913,323
Total liabilities and total equity	3,534,968	3,547,395
Consolidation of variable interest entities (note 12)